Capital Stock and Changes in Capital Accounts, Preferred Stock (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2023	Feb. 08, 2023	Sep. 21, 2022	Nov. 29, 2021
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000				100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares issued (in shares)	533,136	520,459
Preferred stock, shares outstanding (in shares)	533,136	520,459
Series A Participating Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares outstanding (in shares)	500,000	500,000
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	8,853	5,521
Preferred stock, shares outstanding (in shares)	8,853	5,521
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	23,083	13,738
Preferred stock, shares outstanding (in shares)	23,083	13,738
Series E Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01